Shareholder Report, Holdings (Details) - C000250838	Oct. 31, 2024
Uniform Mortgage-Backed Security, TBAFR_01F0506B7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Treasury NotesFR_91282CLQ2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
U.S. Treasury NotesFR_91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Government National Mortgage Association, TBAFR_21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Federal Home Loan Mortgage Corp.FR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Government National Mortgage Association, TBAFR_21H0426B0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Government National Mortgage Association, TBAFR_21H0406B4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Government National Mortgage Association, TBAFR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	22.90%
AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%